UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number:                   811-4989

Exact name of registrant as specified in charter:     Voyageur Mutual Funds II

the Investment Company Act of 1940, the registrant has duly caused this
                                                      Philadelphia, PA 19103

Name and address of agent for service:                David F. Connor, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             February 28, 2006

Item 1.  Reports to Stockholders

         The Registrant's shareholder report is combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE TAX-FREE COLORADO FUND of the Registrant, information on which is included in the following shareholder reports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  [DELAWARE INVESTMENTS(R) LOGO]
FIXED INCOME

--------------------------------------------------------------------------------

Semiannual Report FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                   DELAWARE TAX-FREE ARIZONA INSURED FUND

                                   DELAWARE TAX-FREE CALIFORNIA FUND

                                   DELAWARE TAX-FREE COLORADO FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       2
------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                              4

   Statements of Operations                             13

   Statements of Changes in Net Assets                  14

   Financial Highlights                                 15

   Notes to Financial Statements                        24

------------------------------------------------------------
ABOUT THE ORGANIZATION                                  30
------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

--------------------------------------------------------------------------------
Disclosure                 For the Period September 1, 2005 to February 28, 2006
--------------------------------------------------------------------------------
   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Arizona Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,006.40      0.77%     $   3.83
Class B                                                1,000.00     1,002.60      1.52%         7.55
Class C                                                1,000.00     1,003.50      1.52%         7.55
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.98      0.77%     $   3.86
Class B                                                1,000.00     1,017.26      1.52%         7.60
Class C                                                1,000.00     1,017.26      1.52%         7.60
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free California Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.80      0.88%     $   4.39
Class B                                                1,000.00     1,008.00      1.63%         8.12
Class C                                                1,000.00     1,008.00      1.63%         8.12
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.43      0.88%     $   4.41
Class B                                                1,000.00     1,016.71      1.63%         8.15
Class C                                                1,000.00     1,016.71      1.63%         8.15
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Colorado Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                      Beginning     Ending                  Paid During
                                                       Account      Account    Annualized     Period
                                                        Value        Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.20      0.93%     $   4.64
Class B                                                1,000.00     1,008.30      1.68%         8.37
Class C                                                1,000.00     1,008.30      1.68%         8.37
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.18      0.93%     $   4.66
Class B                                                1,000.00     1,016.46      1.68%         8.40
Class C                                                1,000.00     1,016.46      1.68%         8.40
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE ARIZONA INSURED FUND

                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        98.29%
----------------------------------------------------------------
Airport Revenue Bonds                                  10.68%
Continuing Care/Retirement Revenue Bonds                0.64%
Convention Center/Auditorium/Hotel Revenue Bonds        3.38%
Dedicated Tax & Fees Revenue Bonds                      1.48%
Electric & Gas Revenue Bonds                            9.26%
Escrowed to Maturity Bonds                              0.30%
Higher Education Revenue Bonds                          8.37%
Hospital Revenue Bonds                                  6.32%
Multifamily Housing Revenue Bonds                       5.15%
Municipal Lease Revenue Bonds                          12.41%
Political Subdivision General Obligation Bonds          2.26%
Pre-Refunded Bonds                                     25.49%
School District General Obligation Bonds                2.29%
Single Family Housing Revenue Bonds                     0.11%
Territorial General Obligation Bonds                    4.07%
Transportation Revenue Bonds                            0.67%
Water & Sewer Revenue Bonds                             5.41%
----------------------------------------------------------------
Short-Term Investments                                  0.73%
----------------------------------------------------------------
Total Market Value of Securities                       99.02%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         0.98%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

DELAWARE TAX-FREE CALIFORNIA FUND
                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        94.23%
----------------------------------------------------------------
Airport Revenue Bonds                                   2.11%
Continuing Care/Retirement Revenue Bonds                4.27%
Dedicated Tax & Fees Revenue Bonds                      8.24%
Electric & Gas Revenue Bonds                            2.21%
Higher Education Revenue Bonds                          9.69%
Hospital Revenue Bonds                                  5.65%
Multifamily Housing Revenue Bonds                       7.93%
Municipal Lease Revenue Bonds                           8.43%
Parking Revenue Bonds                                   1.07%
Ports & Harbors Revenue Bonds                           2.19%
Pre-Refunded Bonds                                      8.20%
Primary Education Revenue Bonds                         1.11%
Resource Recovery Revenue Bonds                         4.28%
School District General Obligation Bonds                5.99%
State General Obligation Bonds                          6.70%
Tax Increment/Special Assessment Bonds                 10.77%
Water & Sewer Revenue Bonds                             5.39%
----------------------------------------------------------------
Short-Term Investments                                  5.35%
----------------------------------------------------------------
Money Market Instruments                                2.08%

Variable Rate Demand Notes                              3.27%
----------------------------------------------------------------
Total Market Value of Securities                       99.58%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         0.42%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Allocations (CONTINUED)                           As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE COLORADO FUND

                                                    Percentage
Sector                                             of Net Assets
----------------------------------------------------------------
Municipal Bonds                                        98.22%
----------------------------------------------------------------
Airport Revenue Bonds                                   4.48%
Charter School Revenue Bonds                            7.57%
Combined Utility Revenue Bonds                          1.82%
Continuing Care/Retirement Revenue Bonds                5.58%
Dedicated Tax & Fees Revenue Bonds                      1.03%
Electric & Gas Revenue Bonds                            0.37%
Escrowed to Maturity Bonds                              2.23%
Higher Education Revenue Bonds                         10.26%
Hospital Revenue Bonds                                  8.63%
Library/Museum Revenue Bonds                            0.74%
Multifamily Housing Revenue Bonds                       6.23%
Municipal Lease Revenue Bonds                           3.39%
Political Subdivision General Obligation Bonds         10.63%
Pre-Refunded Bonds                                     14.52%
Recreational Area Revenue Bonds                         1.20%
School District General Obligation Bonds                5.12%
Tax Increment/Special Assessment Bonds                  5.03%
Territorial General Obligation Bonds                    2.23%
Turnpike/Toll Road Revenue Bonds                        5.42%
Water & Sewer Revenue Bonds                             1.74%
----------------------------------------------------------------
Short-Term Investments                                  0.52%
----------------------------------------------------------------
Total Market Value of Securities                       98.74%
----------------------------------------------------------------
Receivables and Other Assets Net of Liabilities         1.26%
----------------------------------------------------------------
Total Net Assets                                      100.00%
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements                                February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.29%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 10.68%
   Phoenix Civic Improvement Corporation
      Airport Revenue Series B
      5.25% 7/1/27 (FGIC) (AMT)                     $ 1,000,000   $   1,045,410
      5.25% 7/1/32 (FGIC) (AMT)                      10,300,000      10,741,664
   Tucson Airport Authority
      5.35% 6/1/31 (AMBAC) (AMT)                      5,000,000       5,210,450
                                                                  -------------
                                                                     16,997,524
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 0.64%
   Maricopa County Industrial Development
      Authority Senior Living Healthcare Revenue
      5.00% 8/20/35 (GNMA)                            1,000,000       1,020,630
                                                                  -------------
                                                                      1,020,630
                                                                  -------------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.38%
   Arizona Tourism & Sports Authority Tax
      Revenue Multipurpose Stadium
      Facilities Series A
      5.00% 7/1/28 (MBIA)                             2,500,000       2,624,300
      5.00% 7/1/31 (MBIA)                             1,500,000       1,572,645
   Phoenix Civic Improvement Corporation
      Distribution Revenue (Civic Plaza)
      Series B 5.50% 7/1/31 (FGIC)                    1,500,000       1,189,425
                                                                  -------------
                                                                      5,386,370
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.48%
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/35                             750,000         774,833
   San Luis Civic Improvement Corporation
      Municipal Facilities Excise Tax Revenue
      5.00% 7/1/38 (XLCA)                             1,500,000       1,573,515
                                                                  -------------
                                                                      2,348,348
                                                                  -------------
Electric & Gas Revenue Bonds - 9.26%
   Energy Management Services
      (Arizona State University - Main Campus)
      5.25% 7/1/17 (MBIA)                             1,500,000       1,619,280
   Maricopa County Pollution Control
      (Palo Verde Project) Series A
      5.05% 5/1/29 (AMBAC)                            6,000,000       6,254,460
   Puerto Rico Electric Power
      Authority Revenue
      Series NN 5.00% 7/1/32 (MBIA)                   2,500,000       2,630,750
      Series OO 5.00% 7/1/13 (CIFG)                   1,500,000       1,624,800
   Salt River Project Agricultural
      Improvement & Power District
      Electric System Revenue
      (Salt River Project)
      Series A 5.00% 1/1/31                             500,000         522,185
      Series B 5.00% 1/1/31 (MBIA)                    2,000,000       2,088,740
                                                                  -------------
                                                                     14,740,215
                                                                  -------------

                                                     Principal       Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 0.30%
   Maricopa County School District #14
      (Creighton School Improvement Project)
      Series C 6.50% 7/1/08 (FGIC)                  $   455,000   $     486,095
                                                                  -------------
                                                                        486,095
                                                                  -------------
Higher Education Revenue Bonds - 8.37%
   Arizona State Board of Regents
      (Northern Arizona University)
      5.00% 6/1/34 (FGIC)                             1,000,000       1,037,710
      5.50% 6/1/34 (FGIC)                             1,250,000       1,376,525
   Certificates of Participation
      (University of Arizona Main Campus)
      Series 2000 A1 5.125% 6/1/25 (AMBAC)            1,250,000       1,322,825
   Arizona State University
      Certificates of Participation
      (Research Infrastructure Project)
      5.00% 9/1/30 (AMBAC)                            3,000,000       3,149,400
   Glendale Industrial Development
      Authority Revenue (Midwestern University)
      Series A 5.875% 5/15/31                         1,000,000       1,071,360
   Mohave County Community
      College District Revenue
      (State Board of Directors)
      6.00% 3/1/20 (MBIA)                             1,000,000       1,088,910
   South Campus Group Student
      Housing Revenue (Arizona State
      University South Campus Project)
      5.625% 9/1/35 (MBIA)                            1,000,000       1,105,040
   Tucson Industrial Development Authority
      (University of Arizona-Marshall Foundation)
      Series A 5.00% 7/15/27 (AMBAC)                  1,000,000       1,042,900
   University of Arizona
      Certificates of Participation
      (University of Arizona Project)
      Series A 5.125% 6/1/21 (AMBAC)                  1,000,000       1,062,360
      Series B 5.125% 6/1/22 (AMBAC)                  1,000,000       1,062,360
                                                                  -------------
                                                                     13,319,390
                                                                  -------------
Hospital Revenue Bonds - 6.32%
   Glendale Industrial Development
      Authority Hospital Revenue
      5.00% 12/1/35                                   1,000,000       1,004,910
   Maricopa County Industrial Development
      Authority Health Facilities Revenue
      (Catholic Healthcare West)
      Series A 5.50% 7/1/26                           1,000,000       1,060,630
   Mohave County Industrial
      Development Authority
      (Chris Ridge & Silver)
      6.375% 11/1/31 (GNMA)                             185,000         191,179
   Phoenix Industrial Development
      Authority Hospital Revenue
      (John C. Lincoln Health)
      Series B 5.75% 12/1/16 (Connie Lee)             4,110,000       4,323,556
   Scottsdale Industrial Development
      Authority Hospital Revenue
      (Scottsdale Healthcare)
      5.70% 12/1/21                                     500,000         539,965

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   University Medical Center Hospital Revenue
      5.00% 7/1/24                                  $   800,000   $     819,960
   Yavapai County Industrial Development
      Authority Revenue
      (Yavapai Regional Medical Center)
      5.25% 8/1/21 (RADIAN)                           2,000,000       2,111,800
                                                                  -------------
                                                                     10,052,000
                                                                  -------------
Multifamily Housing Revenue Bonds - 5.15%
  Phoenix Industrial Development
      Authority Multifamily Housing Revenue
      (Capital Mews Apartments)
      Series A 5.70% 12/20/40 (GNMA) (AMT)            2,000,000       2,091,560
      (Ventana Palms Apartments) Series A
      6.15% 10/1/29 (MBIA)                              510,000         540,524
      6.20% 10/1/34 (MBIA)                              940,000         997,143
   Yuma Industrial Development
      Authority Multifamily Revenue
      (Regency Apartments) Series A
      5.50% 12/20/32 (GNMA) (FHA)                     2,000,000       2,004,920
      6.10% 9/20/19 (GNMA) (AMT)                      2,340,000       2,561,644
                                                                  -------------
                                                                      8,195,791
                                                                  -------------
Municipal Lease Revenue Bonds - 12.41%
   Arizona Agricultural Improvement &
      Power District Certificates of Participation
      (Salt River Project)
      5.00% 12/1/18 (MBIA)                            2,500,000       2,659,175
   Arizona School Facilities Board
      Certificates of Participation
      Series A 5.00% 9/1/18 (FGIC)                    1,000,000       1,070,400
   Greater Arizona Development
      Authority Infrastructure Revenue
      Series A 5.00% 8/1/22 (MBIA)                      500,000         535,880
   Marana Municipal Property
      Corporation Municipal Facilities Revenue
      5.00% 7/1/28 (AMBAC)                              575,000         601,738
   Maricopa County Industrial
      Development Authority Correctional
      Contract Facilities
      (Phoenix West Prison)
      5.375% 7/1/22 (ACA)                             1,000,000       1,048,030
   Phoenix Industrial Development Authority
      Government Office Lease Revenue
      (Capitol Mall LLC Project)
      5.00% 9/15/27 (AMBAC)                           1,000,000       1,054,720
      5.00% 9/15/28 (AMBAC)                           4,000,000       4,153,000
   Pinal County Certificates of Participation
      5.125% 6/1/21 (AMBAC)                           4,675,000       4,965,784
   Puerto Rico Public Buildings
      Authority Revenue
      (Guaranteed Government Facilities)
      Series D 5.25% 7/1/27                             470,000         494,261
      Series D 5.25% 7/1/36                             270,000         283,630
      Series I 5.25% 7/1/33                             500,000         532,250
   University of Arizona
      Certificates of Participation
      Series B 5.00% 6/1/31 (AMBAC)                   2,250,000       2,346,458
                                                                  -------------
                                                                     19,745,326
                                                                  -------------

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation Bonds - 2.26%
   DC Ranch Community Facilities
      5.00% 7/15/27 (AMBAC)                         $ 1,000,000   $   1,050,600
   Phoenix Variable Purpose Series B
      5.00% 7/1/27                                    2,435,000       2,543,017
                                                                  -------------
                                                                      3,593,617
                                                                  -------------
-/-Pre-Refunded Bonds - 25.49%
   Arizona State Transportation Board
      Highway Revenue Series B
      5.25% 7/1/22-12                                 1,000,000       1,091,870
   Eagle Mountain Community Facility
      District Revenue Series A
      6.50% 7/1/21-06                                 1,010,000       1,030,877
   Glendale Industrial Development
      Authority Educational Facilities Revenue
      (American Graduate School International)
      5.625% 7/1/20-06 (Connie Lee)                   1,000,000       1,017,730
      5.875% 7/1/15-06 (Connie Lee)                   2,500,000       2,546,425
   Maricopa County School District #3
      (Tempe Elementary Project of 1997)
      Series E 5.70% 7/1/16-09 (FGIC)                 1,025,000       1,105,791
   Mesa Industrial Development Authority
      (Discovery Health Systems) Series A
      5.625% 1/1/29-10 (MBIA)                        10,000,000      10,801,499
   Phoenix Industrial Development
      Authority Lease Revenue
      (Capitol Mall LLC Project)
      5.50% 9/15/27-10 (AMBAC)                        5,000,000       5,401,000
   Puerto Rico Commonwealth
      Public Improvement Revenue
      5.125% 7/1/30-11 (FSA)                            770,000         829,475
      Series A 5.00% 7/1/27-12                        1,000,000       1,080,170
      Series A 5.125% 7/1/31-11                       1,705,000       1,836,694
   Puerto Rico Public Buildings Authority
      Guaranteed Government Facilities
      Revenue Series D
      5.25% 7/1/36-12                                   730,000         792,327
      5.25% 7/1/27-12                                 1,280,000       1,389,286
   Phoenix Street & Highway Revenue
      6.50% 7/1/09-02 (AMBAC)                           350,000         351,197
   Sedona Certificates of Participation
      5.75% 7/1/16-09                                   500,000         539,370
   Southern Arizona Capital Facilities Finance
      (University of Arizona Project)
      5.10% 9/1/33-12 (MBIA)                          3,250,000       3,526,283
   Surprise Municipal Property
      Excise Tax Revenue
      5.70% 7/1/20-09 (FGIC)                          5,000,000       5,394,100
   University of Arizona
      Certificates of Participation
      (University of Arizona Parking
      & Student Housing)
      5.75% 6/1/19-09 (AMBAC)                         1,000,000       1,069,870
   Yuma Industrial Development
      Authority Hospital Revenue
      (Yuma Regional Medical Center)
      5.00% 8/1/31-11 (FSA)                             700,000         752,290
                                                                  -------------
                                                                     40,556,254
                                                                  -------------

--------------------------------------------------------------------------------
                                          Delaware Tax-Free Arizona Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal       Market
                                                      Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 2.29%
   Cochise County Unified School
      District #68 7.50% 7/1/10 (FGIC)              $ 1,000,000   $   1,155,830
   Maricopa County School District #14
      (Creighton School Improvement
      Project of 1990)
      Series C 6.50% 7/1/08 (FGIC)                      545,000         581,738
   Maricopa County School District #38
      (Madison Elementary)
      5.00% 7/1/14 (FSA)                              1,750,000       1,903,405
                                                                  -------------
                                                                      3,640,973
                                                                  -------------
Single Family Housing Revenue Bonds - 0.11%
   Pima County Industrial Development
      Authority Single Family Housing Revenue
      Series A-1 6.125% 11/1/33
      (GNMA) (FNMA) (FHLMC) (AMT)                        55,000          55,233
      Series B-1 6.10% 5/1/31 (GNMA) (AMT)              115,000         115,469
                                                                  -------------
                                                                        170,702
                                                                  -------------
Territorial General Obligation Bonds - 4.07%
   Puerto Rico Commonwealth
      Public Improvements Refunding
      Series A 5.50% 7/1/19                           1,300,000       1,469,065
   Puerto Rico Commonwealth
      Public Improvement
      (Unrefunded Balance) Series A
      5.125% 7/1/30 (FSA)                               480,000         509,510
      5.125% 7/1/31                                   3,370,000       3,467,191
   Virgin Islands Public Finance
      Authority Revenue
      (Gross Receipts Taxes)
      5.00% 10/1/31 (ACA)                             1,000,000       1,027,730
                                                                  -------------
                                                                      6,473,496
                                                                  -------------
Transportation Revenue Bonds - 0.67%
   Arizona State Transportation
      Board Highway Revenue Series A
      5.00% 7/1/23                                    1,000,000       1,064,080
                                                                  -------------
                                                                      1,064,080
                                                                  -------------
Water & Sewer Revenue Bonds - 5.41%
   Gilbert Water Resource Municipal
      Property Corporation Wastewater
      System & Utility Revenue
      4.90% 4/1/19                                    1,500,000       1,512,450
   Glendale Water & Sewer Revenue
      5.00% 7/1/28 (AMBAC)                            2,000,000       2,099,440
   Phoenix Civic Improvement Corporation
      Wastewater Systems Revenue Junior Lien
      5.00% 7/1/24 (FGIC)                             1,000,000       1,056,480
      5.00% 7/1/26 (FGIC)                             3,750,000       3,933,375
                                                                  -------------
                                                                      8,601,745
                                                                  -------------

Total Municipal Bonds (cost $147,940,313)                           156,392,556
                                                                  -------------

                                                     Number of       Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Short-Term Investments - 0.73%
--------------------------------------------------------------------------------
Money Market Instruments - 0.73%
   Federated Arizona Municipal Cash Trust             1,153,903   $   1,153,903
                                                                  -------------

Total Short-Term Investments
   (cost $1,153,903)                                                  1,153,903
                                                                  -------------

Total Market Value of Securities - 99.02%
   (cost $149,094,216)                                              157,546,459
Receivables and Other Assets
   Net of Liabilities - 0.98%                                         1,567,011
                                                                  -------------

Net Assets Applicable to 13,949,251 Shares
   Outstanding - 100.00%                                          $ 159,113,470
                                                                  =============

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class A ($132,879,926 / 11,651,711 Shares)                     $       11.40
                                                                  -------------

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class B ($17,822,544 / 1,561,658 Shares)                       $       11.41
                                                                  -------------

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
   Class C ($8,411,000 / 735,882 Shares)                          $       11.43
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 153,572,016
Distributions in excess of net investment income                        (20,294)
Accumulated net realized loss on investments                         (2,890,495)
Net unrealized appreciation of investments                            8,452,243
                                                                  -------------
Total net assets                                                  $ 159,113,470
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Insurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Arizona Insured Fund
Net asset value Class A (A)                                       $       11.40
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       11.94
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements                                     February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.23%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 2.11%
   Sacramento County Airport System
      Revenue Series A 5.00% 7/1/32 (FSA)           $ 1,000,000   $   1,035,630
   San Jose Airport Revenue
      Series A 5.00% 3/1/31 (FGIC)                    1,000,000       1,029,650
                                                                  -------------
                                                                      2,065,280
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 4.27%
   Abag Finance Authority of California
      (Nonprofit Corporations -
      Lincoln Glen Manor)
      6.10% 2/15/25 (RADIAN)                          2,000,000       2,107,560
   California Health Facilities
      Financing Authority Revenue
      (The Episcopal Home) Series A
      5.30% 2/1/32 (RADIAN)                           2,000,000       2,079,480
                                                                  -------------
                                                                      4,187,040
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 8.24%
   Palm Drive Health Care District
      Parcel Tax Revenue 5.25% 4/1/30                 2,000,000       2,096,380
   Poway Unified School District
      Community Facilities District #6
      5.60% 9/1/33                                    1,000,000       1,031,730
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series K 5.00% 7/1/35                           1,750,000       1,807,943
   San Bernardino County Special Tax
      Community Facilities District #2002-1
      5.90% 9/1/33                                    2,000,000       2,097,360
   San Francisco Bay Area Rapid Transit
      District Sales Tax Revenue
      5.125% 7/1/36 (AMBAC)                           1,000,000       1,040,150
                                                                  -------------
                                                                      8,073,563
                                                                  -------------
Electric & Gas Revenue Bonds - 2.21%
   Puerto Rico Electric Power Authority
      Revenue Series OO
      5.00% 7/1/13 (CIFG)                             2,000,000       2,166,400
                                                                  -------------
                                                                      2,166,400
                                                                  -------------
Higher Education Revenue Bonds - 9.69%
   California Educational Facilities
      Authority Revenue
      (University of the Pacific)
      5.25% 5/1/34                                    1,000,000       1,056,030
      5.75% 11/1/30 (MBIA)                            1,000,000       1,090,120
      (Woodbury University)
      5.00% 1/1/36                                    1,000,000       1,006,680
   California Public Works Board
      Lease Revenue
      (Various University of California Projects)
      Series D 5.00% 5/1/30                           1,000,000       1,045,220
      Series F 5.00% 11/1/29                          1,000,000       1,042,450
   California State University
      Systemwide Revenue Series A
      5.25% 11/1/20 (FSA)                             1,000,000       1,099,320
   California Statewide Communities
      Development Authority Student Revenue
      (East Campus Apartments, LLC)
      Series A 5.625% 8/1/34 (ACA)                    1,000,000       1,056,930

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds (continued)
   San Diego County Certificates of
      Participation (University of San Diego)
      5.375% 10/1/41                                $ 1,000,000   $   1,044,400
   University of California Revenue
      5.00% 5/15/33 (FSA)                             1,000,000       1,049,000
                                                                  -------------
                                                                      9,490,150
                                                                  -------------
Hospital Revenue Bonds - 5.65%
   Abag Finance Authority of California
      (Nonprofit Corporations - San Diego
      Hospital Association)
      Series A 6.125% 8/15/20                         1,250,000       1,360,212
   California Health Facilities Financing
      Authority Revenue
      (Catholic Healthcare West)
      Series G 5.25% 7/1/23                           1,000,000       1,060,540
   California Infrastructure & Economic
      Development Bank Revenue
      (Kaiser Hospital Associates I, LLC)
      Series A 5.55% 8/1/31                           1,000,000       1,065,360
   California Statewide Community
      Development Authority Revenue
      (Health Facilities - Adventist Health)
      Series A 5.00% 3/1/35                           2,000,000       2,045,860
                                                                  -------------
                                                                      5,531,972
                                                                  -------------
Multifamily Housing Revenue Bonds - 7.93%
   California Statewide Communities
      Development Authority Multifamily
      Housing Revenue
      (Citrus Gardens Apartments)
      Series D1 5.375% 7/1/32                         1,800,000       1,858,464
      (Silver Ridge Apartments)
      Series H 5.80% 8/1/33 (AMT) (FNMA)              1,000,000       1,068,070
      (Village East Tabor Apartments)
      Series C 6.85% 8/20/36 (GNMA) (AMT)             1,500,000       1,600,350
   Palm Springs Mobile Home Park Revenue
      (Sahara Mobile Home Park)
      Series A 5.75% 5/15/37                          1,000,000       1,069,730
   Santa Clara County Housing Authority
      Multifamily Housing Revenue
      (Rivertown Apartments Project)
      Series A 5.85% 8/1/31 (AMT)                     1,000,000       1,035,410
   Ventura County Area Housing Authority
      Multifamily Housing Revenue
      (Glen Oaks Apartments)
      Series A 6.35% 7/20/34 (GNMA)                   1,001,000       1,139,929
                                                                  -------------
                                                                      7,771,953
                                                                  -------------
Municipal Lease Revenue Bonds - 8.43%
   California State Public Works
      Board Lease Revenue
      (Department of Corrections)
      Series A 5.00% 3/1/27 (AMBAC)                   1,000,000       1,041,820
      Series C 5.25% 6/1/28                           1,500,000       1,583,235
      (Department of General
      Services-Butterfield)
      Series A 5.25% 6/1/30                           1,000,000       1,065,170

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Municipal Lease Revenue Bonds (continued)
   Franklin-McKinley School District
      Certificates of Participation
      (Financing Project)
      Series B 5.00% 9/1/27 (AMBAC)                 $ 1,060,000   $   1,109,608
   Sacramento City Financing Authority
      Revenue 5.00% 12/1/29 (FGIC)                    1,250,000       1,317,525
   San Diego County Certificates of
      Participation 5.75% 7/1/31 (MBIA)               1,000,000       1,100,020
   San Juan Basin Authority
      (Ground Water Recovery Project)
      5.00% 12/1/34 (AMBAC)                           1,000,000       1,039,190
                                                                  -------------
                                                                      8,256,568
                                                                  -------------
Parking Revenue Bonds - 1.07%
   San Diego Redevelopment Agency
      (Centre City Redevelopment Project)
      Series A 6.40% 9/1/25                           1,000,000       1,049,890
                                                                  -------------
                                                                      1,049,890
                                                                  -------------
Ports & Harbors Revenue Bonds - 2.19%
   Port of Oakland Revenue
      Series K 5.75% 11/1/29 (FGIC) (AMT)             1,000,000       1,069,190
      Series L 5.375% 11/1/27 (FGIC) (AMT)            1,000,000       1,072,830
                                                                  -------------
                                                                      2,142,020
                                                                  -------------
-/-Pre-Refunded Bonds - 8.20%
   California Educational Facilities
      Authority Revenue (Pepperdine University)
      Series A 5.50% 8/1/32-09                        1,000,000       1,069,930
   California State Department Water
      Resources Power Supply Revenue
      Series A 5.375% 5/1/21-12                       2,000,000       2,215,860
   Golden State Tobacco
      Securitization Corporation
      5.50% 6/1/43-13 (RADIAN)                        1,000,000       1,109,440
      5.625% 6/1/33-13                                1,000,000       1,117,310
   Oakland Industrial Revenue
      (Harrison Foundation)
      Series B 6.00% 1/1/29-10 (AMBAC)                1,300,000       1,426,347
   San Diego County
      Certificates of Participation
      (The Burnham Institute)
      6.25% 9/1/29-09                                 1,000,000       1,096,430
                                                                  -------------
                                                                      8,035,317
                                                                  -------------
Primary Education Revenue Bonds - 1.11%
   California Statewide Communities
      Development Authority Revenue
      (Viewpoint School Project)
      5.75% 10/1/33 (ACA)                             1,000,000       1,086,360
                                                                  -------------
                                                                      1,086,360
                                                                  -------------
Resource Recovery Revenue Bonds - 4.28%
   Salinas Valley Solid Waste Authority Revenue
   5.25% 8/1/27 (AMBAC) (AMT)                         2,000,000       2,097,020
   5.25% 8/1/31 (AMBAC) (AMT)                         2,000,000       2,090,200
                                                                  -------------
                                                                      4,187,220
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 5.99%
   Beverly Hills Unified School
      District Election 2002 Series B
      5.00% 8/1/30                                  $ 1,000,000   $   1,058,110
   Fairfield-Suisun Unified School
      District Election 2002
      5.50% 8/1/28 (MBIA)                               500,000         553,745
   Lawndale Elementary School District
      5.00% 8/1/32 (FSA)                              1,000,000       1,040,500
   San Diego Unified School District
      5.00% 7/1/28 (FSA)                              2,000,000       2,157,060
   Sequoia Unified High School
      District Election 2001
      5.125% 7/1/31 (FSA)                             1,000,000       1,054,950
                                                                  -------------
                                                                      5,864,365
                                                                  -------------
State General Obligation Bonds - 6.70%
   California State
      5.00% 2/1/26 (AMBAC)                            1,500,000       1,565,925
      5.00% 2/1/33                                    1,000,000       1,034,670
      5.50% 11/1/33                                   2,000,000       2,210,800
   California State Veterans Series B
      5.70% 12/1/32 (AMT)                               640,000         658,310
   Puerto Rico Public Buildings
      Authority Revenue
      (Guaranteed Government Facilities)
      Series I 5.50% 7/1/23                           1,000,000       1,096,530
                                                                  -------------
                                                                      6,566,235
                                                                  -------------
Tax Increment/Special Assessment Bonds - 10.77%
   Commerce Joint Powers Financing Authority
      Revenue (Redevelopment Projects)
      Series A 5.00% 8/1/28 (RADIAN)                  1,000,000       1,026,150
   Culver City Redevelopment Agency
      (Tax Allocation Redevelopment Project)
      Series A 5.00% 11/1/25 (AMBAC)                  1,000,000       1,059,470
   Fremont Community Facilities District #1
      (Special Tax Pacific Commons)
      5.375% 9/1/36                                   1,000,000       1,014,120
   La Quinta Redevelopment Agency
      (Tax Allocation Redevelopment
      Project Area #1)
      Series A 5.10% 9/1/31 (AMBAC)                   2,000,000       2,098,199
   Lake Elisnore Public Financing
      Authority Tax Allocation
      Series A 5.50% 9/1/30                           1,000,000       1,027,870
   Poway Redevelopment Agency Tax Allocation
      5.75% 6/15/33 (MBIA)                            1,400,000       1,553,790
   Riverside County Redevelopment
      Agency Tax Allocation
      (Jurupa Valley Project)
      5.25% 10/1/35 (AMBAC)                           1,590,000       1,699,631
   Southern California Logistics Airport
      Authority Tax Allocation
      (Southern California Logistics
      Airport Project) 6.50% 12/1/31                  1,000,000       1,067,660
                                                                  -------------
                                                                     10,546,890
                                                                  -------------

--------------------------------------------------------------------------------
                                               Delaware Tax-Free California Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 5.39%
   Banning Utilities Authority Water
      Enterprise Revenue
      5.25% 11/1/35 (FGIC)                          $ 1,000,000   $   1,088,180
   California State Department of Water
      Resources Water Systems Revenue
      (Central Valley Project)
      Series X 5.00% 12/1/29 (FGIC)                   1,000,000       1,044,490
   Clovis Public Financing Authority
      Wastewater Revenue
      5.25% 8/1/30 (MBIA)                             1,000,000       1,078,980
   Metropolitan Water District of Southern
      California Waterworks Authority Revenue
      Series B-1 5.00% 10/1/36 (FGIC)                 1,000,000       1,045,220
   San Francisco City & County Public
      Utilities Commission Series A
      4.75% 11/1/36 (FSA)                             1,000,000       1,024,100
                                                                  -------------
                                                                      5,280,970
                                                                  -------------

Total Municipal Bonds (cost $87,804,080)                             92,302,193
                                                                  -------------

                                                     Number of
                                                      Shares
--------------------------------------------------------------------------------
Short-Term Investments - 5.35%
--------------------------------------------------------------------------------
Money Market Instruments - 2.08%
   Federated California Municipal Cash Trust          2,040,080       2,040,080
                                                                  -------------
                                                                      2,040,080
                                                                  -------------

                                                     Principal
                                                       Amount
--------------------------------------------------------------------------------
oVariable Rate Demand Notes - 3.27%
   California State Department of Water
      Resources Power Supply
      Series G-10 3.22% 5/1/18 (FGIC)
      (SPA - Depfa Bank PLC)                        $ 1,700,000       1,700,000
   East Bay Municipal Utilities District
      Water System Revenue
      Series B-2 3.12% 6/1/38 (XLCA)
      (SPA - Dexia Credit Local)                      1,500,000       1,500,000
                                                                  -------------
                                                                      3,200,000
                                                                  -------------

Total Short-Term Investments
   (cost $5,240,080)                                                  5,240,080
                                                                  -------------

Total Market Value of Securities - 99.58%
   (cost $93,044,160)                                                97,542,273
Receivables and Other Assets
   Net of Liabilities - 0.42%                                           408,369
                                                                  -------------

Net Assets Applicable to 8,586,072 Shares
   Outstanding - 100.00%                                          $  97,950,642
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net Asset Value - Delaware Tax-Free California Fund
   Class A ($69,466,316 / 6,094,155 Shares)                       $       11.40
                                                                  -------------

Net Asset Value - Delaware Tax-Free California Fund
   Class B ($16,430,573 / 1,435,888 Shares)                       $       11.44
                                                                  -------------

Net Asset Value - Delaware Tax-Free California Fund
   Class C ($12,053,753 / 1,056,029 Shares)                       $       11.41
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $  94,214,351
Undistributed net investment income                                       1,300
Accumulated net realized loss on investments                           (763,122)
Net unrealized appreciation of investments                            4,498,113
                                                                  -------------
Total net assets                                                  $  97,950,642
                                                                  =============

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free California Fund
Net asset value Class A (A)                                       $       11.40
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                  -------------
Offering price                                                    $       11.94
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements                                       February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.22%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 4.48%
   Denver City & County Airport Revenue
      Series B 5.00% 11/15/33 (XLCA)                $ 4,000,000   $   4,177,920
      Series E 5.25% 11/15/23 (MBIA)                  8,250,000       8,548,650
                                                                  -------------
                                                                     12,726,570
                                                                  -------------
Charter School Revenue Bonds - 7.57%
   Colorado Educational & Cultural
      Facilities Authority Revenue
      (Charter School Project)
      5.50% 5/1/36 (XLCA)                             2,280,000       2,493,887
      (Liberty Common Charter School Project)
      5.125% 12/1/33 (XLCA)                           2,740,000       2,883,905
      (Littleton Academy Charter School Project)
      6.125% 1/15/31                                  2,000,000       2,072,600
      (Montessori Districts Charter School
      Project) 6.125% 7/15/32                         5,590,000       5,805,885
      (Pinnacle Charter School Project)
      5.00% 6/1/33 (XLCA)                             2,170,000       2,258,905
      (Renaissance Charter School Project)
      6.75% 6/1/29                                    2,000,000       1,826,600
      (Stargate Charter School Project)
      6.125% 5/1/33                                   2,000,000       2,066,520
      (Woodrow Wilson Charter School Project)
      Series A 5.25% 12/1/34 (XLCA)                   1,960,000       2,096,514
                                                                  -------------
                                                                     21,504,816
                                                                  -------------
Combined Utility Revenue Bonds - 1.82%
   Colorado Springs Utilities Revenue
      Series A 5.00% 11/15/29                         5,000,000       5,176,600
                                                                  -------------
                                                                      5,176,600
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 5.58%
   Colorado Health Facilities Authority Revenue
      (Covenant Retirement Communities)
      Series A 5.50% 12/1/33 (RADIAN)                 5,000,000       5,309,150
      (Evangelical Lutheran)
      5.00% 6/1/35                                    1,000,000       1,017,440
      Series A 5.25% 6/1/34                           2,000,000       2,063,780
      (Porter Place)
      Series A 6.00% 1/20/36 (GNMA)                   5,000,000       5,343,000
   Mesa County Residential Care
      Facilities Mortgage Revenue
      (Hilltop Community Resources)
      Series A 5.375% 12/1/28 (RADIAN)                2,000,000       2,115,180
                                                                  -------------
                                                                     15,848,550
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.03%
   Gypsum Sales Tax & General
      Funding Revenue 5.25% 6/1/30                    2,690,000       2,916,444
                                                                  -------------
                                                                      2,916,444
                                                                  -------------
Electric & Gas Revenue Bonds - 0.37%
   Puerto Rico Electric Power Authority Revenue
      Series NN 5.00% 7/1/32                          1,000,000       1,052,300
                                                                  -------------
                                                                      1,052,300
                                                                  -------------

                                                     Principal        Market
                                                       Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Escrowed to Maturity Bonds - 2.23%
   Colorado Health Facilities Authority
      (Catholic Health Initiatives)
      Series A 5.50% 3/1/32                         $ 5,000,000   $   5,448,550
Galleria Metropolitan District
      7.25% 12/1/09                                     830,000         882,921
                                                                  -------------
                                                                      6,331,471
                                                                  -------------
Higher Education Revenue Bonds - 10.26%
   Boulder County Development Revenue
      University Corporation for
      Atmospheric Research
      5.00% 9/1/33 (MBIA)                             1,000,000       1,039,660
      5.00% 9/1/35 (AMBAC)                            2,000,000       2,090,980
   Colorado Educational &
      Cultural Facilities Authority
      (Johnson & Wales University Project)
      Series A 5.00% 4/1/28 (XLCA)                    1,000,000       1,043,910
      (Regis University Project)
      5.00% 6/1/22 (RADIAN)                           1,820,000       1,893,528
      5.00% 6/1/24 (RADIAN)                           1,700,000       1,761,540
      (University of Denver Project)
      Series A 5.00% 3/1/27 (MBIA)                    5,000,000       5,203,700
      Series B 5.25% 3/1/35 (FGIC)                    1,750,000       1,901,113
      (University of Northern Colorado
      Student Housing Project)
      Series A 5.125% 7/1/37 (MBIA)                   7,500,000       7,795,724
   Colorado School Mines Auxiliary
      Facilities Revenue
      5.00% 12/1/37 (AMBAC)                           3,130,000       3,256,202
   Colorado State Board of Governors
      University Enterprise System Revenue
      Series B 5.00% 3/1/35 (AMBAC)                   2,000,000       2,087,000
   University of Colorado Enterprise
      System Revenue Series A
      5.375% 6/1/26                                   1,000,000       1,065,140
                                                                  -------------
                                                                     29,138,497
                                                                  -------------
Hospital Revenue Bonds - 8.63%
   Boulder County Hospital
      Development Revenue
      (Longmont United Hospital Project)
      5.60% 12/1/27 (RADIAN)                          1,250,000       1,294,675
      6.00% 12/1/30 (RADIAN)                          5,000,000       5,443,700
   Colorado Health Facilities Authority Revenue
      (Longmont United Hospital)
      5.00% 12/1/19 (ACA)                             1,150,000       1,183,051
      (Parkview Medical Center) 5.00% 9/1/25          1,000,000       1,032,470
      (Vail Valley Medical Center Project)
      5.00% 1/15/17                                   1,000,000       1,042,470
      5.80% 1/15/27                                   3,475,000       3,670,851
   Delta County Memorial Hospital
      District Enterprise Revenue
      5.35% 9/1/17                                    4,000,000       4,161,840
   Denver Health & Hospital Authority
      Healthcare Revenue Series A
      5.375% 12/1/28 (ACA)                            2,770,000       2,856,119
   University of Colorado Hospital
      Authority Revenue Series A
      5.60% 11/15/31                                  3,650,000       3,816,951
                                                                  -------------
                                                                     24,502,127
                                                                  -------------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Library/Museum Revenue Bonds - 0.74%
   Colorado Educational & Cultural
      Facilities Authority Revenue
      5.25% 6/1/21                                  $ 2,000,000   $   2,093,700
                                                                  -------------
                                                                      2,093,700
                                                                  -------------
Multifamily Housing Revenue Bonds - 6.23%
   Adams County Housing Authority
      Mortgage Revenue
      (Greenbriar Project) 6.75% 7/1/21               1,730,000       1,769,877
   Colorado Housing & Finance Authority
      (Multifamily Housing Insured Mortgage)
      Series A3 6.25% 10/1/26 (FHA)                   6,205,000       6,347,963
      Series C3 6.15% 10/1/41                         1,590,000       1,663,935
   Denver City and County Multifamily Housing
      Revenue Federal Housing Authority
      (Insured Mortgage Loan - Garden Court)
      5.40% 7/1/39 (FHA)                              2,000,000       2,053,000
   Englewood Multifamily Housing Revenue
      (Marks Apartments Project)
      6.65% 12/1/26                                   5,700,000       5,864,388
                                                                  -------------
                                                                     17,699,163
                                                                  -------------
Municipal Lease Revenue Bonds - 3.39%
   Conejos & Alamosa Counties
      School District #11J
      Certificates of Participation
      6.50% 4/1/11                                    1,085,000       1,106,125
   El Paso County Certificates of Participation
      (Detention Facilities Project)
      Series B 5.00% 12/1/27 (AMBAC)                  1,500,000       1,563,150
      (Judicial Building Project)
      Series A 5.00% 12/1/27 (AMBAC)                  2,000,000       2,084,200
   Fremont County Certificates of Participation
      Series A 5.25% 12/15/24 (MBIA)                  3,045,000       3,271,243
   Puerto Rico Public Buildings
      Authority Revenue
      (Government Facilities)
      Series I 5.25% 7/1/33                           1,500,000       1,596,750
                                                                  -------------
                                                                      9,621,468
                                                                  -------------
Political Subdivision General Obligation Bonds - 10.63%
   Arapahoe County Water & Wastewater Public
      Improvement District Series A
      5.125% 12/1/32 (MBIA)                           4,500,000       4,780,485
   Bowles Metropolitan District
      5.00% 12/1/33 (FSA)                             2,500,000       2,620,125
   Denver West Metropolitan District
      5.00% 12/1/33 (RADIAN)                          4,000,000       4,103,120
   Eagle Bend Metropolitan District #2
      5.00% 12/1/35 (RADIAN)                          3,000,000       3,100,440
   Lincoln Park Metropolitan District
      7.75% 12/1/26                                   2,500,000       2,665,575
   Meridian Metropolitan District Series A
      5.00% 12/1/31 (RADIAN)                          7,000,000       7,161,070
   North Range Metropolitan District #1
      7.25% 12/15/31                                  3,400,000       3,604,408
   Saddle Rock Metropolitan District
      5.35% 12/1/31 (RADIAN)                          1,580,000       1,651,590
   Sand Creek Metropolitan District
      5.00% 12/1/31 (XLCA)                              500,000         523,015
                                                                  -------------
                                                                     30,209,828
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
-/-Pre-Refunded Bonds - 14.52%
   Aurora Certificates of Participation
      5.50% 12/1/30-10 (AMBAC)                      $ 8,000,000   $   8,665,359
   Burlingame Multifamily Housing Revenue
      Series A 6.00% 11/1/29-09 (MBIA)                1,250,000       1,366,550
   Colorado Educational & Cultural
      Facilities Authority Revenue
      (Core Knowledge Charter School Project)
      7.00% 11/1/29-09                                1,000,000       1,115,340
      (Lincoln Academy Charter School Project)
      8.375% 3/1/26-06                                2,330,000       2,374,503
      (Pinnacle Charter School Project)
      6.00% 12/1/21-11                                1,750,000       1,958,653
      (University of Denver Project)
      5.375% 3/1/23-11 (AMBAC)                          975,000       1,055,896
      (University of Denver Project-
      Refunded Balance)
      5.375% 3/1/23-11 (AMBAC)                        1,025,000       1,106,621
   Colorado Springs Revenue
      (Colorado College Project)
      5.375% 6/1/32-09                                5,570,000       5,945,140
   El Paso County School District #49 (Falcon)
      5.50% 12/1/21-11 (FGIC)                         3,580,000       3,898,262
   Greeley County Building Authority
      Certificates of Participation
      6.10% 8/15/16-07                                2,600,000       2,698,852
   Pueblo County Certificates of Participation
      6.50% 12/1/24-10                                5,460,000       6,130,651
   Silver Dollar Metropolitan District
      7.05% 12/1/30-06                                4,810,000       4,934,675
                                                                  -------------
                                                                     41,250,502
                                                                  -------------
 Recreational Area Revenue Bonds - 1.20%
   South Suburban Park & Recreation District
      (Golf Course & Ice Arena Facility)
      6.00% 11/1/15                                   2,330,000       2,375,854
   Westminster Golf Course
      5.55% 12/1/23 (RADIAN)                          1,000,000       1,050,200
                                                                  -------------
                                                                      3,426,054
                                                                  -------------
School District General Obligation Bonds - 5.12%
   Adams & Arapahoe Counties Joint
      School District #28J
      5.25% 12/1/25 (MBIA)                            2,000,000       2,199,240
   Douglas County School District #1 Building
      (Douglas & Elbert Counties) Series B
      5.00% 12/15/30 (FSA)                            2,335,000       2,468,423
      5.125% 12/15/25 (FSA)                           2,000,000       2,117,860
   El Paso County School District #2
      (Harrison) 5.00% 12/1/27 (MBIA)                 2,115,000       2,210,365
   Fremont County School District #1
      (Canon City) 5.00% 12/1/24 (MBIA)               1,735,000       1,835,994
   Garfield County School District #2
      5.00% 12/1/25 (FSA)                             1,000,000       1,049,880
   Garfield Pitkin & Eagle County
      School District #1 Series A
      5.00% 12/15/27 (FSA)                            1,500,000       1,587,975
   La Plata County School District #9-R
      5.125% 11/1/24 (MBIA)                           1,000,000       1,064,080
                                                                  -------------
                                                                     14,533,817
                                                                  -------------

--------------------------------------------------------------------------------
                                                 Delaware Tax-Free Colorado Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds - 5.03%
   Loveland Special Improvements District #1
      7.50% 7/1/29                                  $ 5,540,000   $   5,556,786
   Lowry Economic Redevelopment
      Authority Revenue Series A
      7.30% 12/1/10                                     790,000         824,207
      7.80% 12/1/10                                   7,545,000       7,899,540
                                                                  -------------
                                                                     14,280,533
                                                                  -------------
Territorial General Obligation Bonds - 2.23%
   Puerto Rico Commonwealth Public
      Improvement Series A 5.25% 7/1/21               4,000,000       4,270,560
   Virgin Islands Public Finance Authority
      (Gross Receipts Taxes)
      5.00% 10/1/31 (ACA)                             2,000,000       2,055,460
                                                                  -------------
                                                                      6,326,020
                                                                  -------------
Turnpike/Toll Road Revenue Bonds - 5.42%
   E-470 Public Highway Authority Revenue
      Series A 5.75% 9/1/35 (MBIA)                    3,100,000       3,414,216
   Northwest Parkway Public Highway
      Authority Series A 5.25% 6/15/41 (FSA)         11,250,000      11,997,788
                                                                  -------------
                                                                     15,412,004
                                                                  -------------
Water & Sewer Revenue Bonds - 1.74%
   Erie Water Enterprise Revenue
      5.00% 12/1/23 (ACA)                             1,750,000       1,769,268
   Ute Utility Water Conservancy
      District Revenue 5.75% 6/15/20 (MBIA)           2,900,000       3,165,553
                                                                  -------------
                                                                      4,934,821
                                                                  -------------

Total Municipal Bonds (cost $261,923,713)                           278,985,285
                                                                  -------------

                                                     Number of
                                                      Shares

--------------------------------------------------------------------------------
Short-Term Investments - 0.52%
--------------------------------------------------------------------------------
Money Market Investments - 0.52%
   Dreyfus Cash Management Fund                       1,489,742       1,489,742
                                                                  -------------

Total Short-Term Investments
   (cost $1,489,742)                                                  1,489,742
                                                                  -------------

Total Market Value of Securities - 98.74%
   (cost $263,413,455)                                              280,475,027
Receivables and Other Assets
   Net of Liabilities - 1.26%                                         3,566,347
                                                                  -------------

Net Assets Applicable to 25,622,802 Shares
   Outstanding - 100.00%                                          $ 284,041,374
                                                                  =============

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class A ($264,378,776 / 23,851,395 Shares)                     $       11.08
                                                                  -------------

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class B ($9,333,166 / 841,430 Shares)                          $       11.09
                                                                  -------------

Net Asset Value - Delaware Tax-Free Colorado Fund
   Class C ($10,329,432 / 929,977 Shares)                         $       11.11
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization -- no par)                            $ 276,096,365

Accumulated net realized loss on investments                         (9,116,563)
Net unrealized appreciation of investments                           17,061,572
                                                                  -------------
Total net assets                                                  $ 284,041,374
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in "Notes to Financial Statements."

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Colorado Fund
Net asset value Class A (A)                                       $       11.08
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.60
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                                        Delaware Tax-Free    Delaware Tax-Free    Delaware Tax-Free
                                                                       Arizona Insured Fund   California Fund       Colorado Fund
Investment Income:
   Interest                                                             $        3,844,095   $        2,215,661   $       7,548,414
                                                                        ------------------   ------------------   -----------------

Expenses:
   Management fees                                                                 394,575              252,508             775,403
   Distribution expenses -- Class A                                                164,077               79,992             328,657
   Distribution expenses -- Class B                                                 90,246               85,510              47,578
   Distribution expenses -- Class C                                                 42,606               52,609              47,969
   Dividend disbursement and transfer agent fees and expenses                       40,770               20,365              78,023
   Accounting and administration expenses                                           31,566               18,364              56,393
   Legal and professional fees                                                      16,479               11,281              20,080
   Reports and statements to shareholders                                           11,141                7,839              11,739
   Registration fees                                                                 9,350               17,785               4,450
   Trustees' fees                                                                    4,500                2,634               8,051
   Custodian fees                                                                    4,326                3,500               8,353
   Insurance fees                                                                    1,658                1,307               4,862
   Pricing fees                                                                      1,183                1,006               1,290
   Taxes (other than taxes on income)                                                  277                   67                 752
   Other                                                                             3,638                3,333               8,175
                                                                        ------------------   ------------------   -----------------
                                                                                   816,392              558,100           1,401,775
   Less expenses absorbed or waived                                               (109,114)             (50,877)            (18,798)
   Less expense paid indirectly                                                        (28)                 (28)                 --
                                                                        ------------------   ------------------   -----------------
   Total operating expenses                                                        707,250              507,195           1,382,977
                                                                        ------------------   ------------------   -----------------
Net Investment Income                                                            3,136,845            1,708,466           6,165,437
                                                                        ------------------   ------------------   -----------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                        (101,029)              43,753             200,231
   Net change in unrealized appreciation/depreciation of investments            (2,068,076)            (677,036)         (3,114,128)
                                                                        ------------------   ------------------   -----------------
Net Realized and Unrealized Loss on Investments                                 (2,169,105)            (633,283)         (2,913,897)
                                                                        ------------------   ------------------   -----------------

Net Increase in Net Assets Resulting from Operations                    $          967,740   $        1,075,183   $       3,251,540
                                                                        ==================   ==================   =================

See accompanying notes

--------------------------------------------------------------------------------
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                 Delaware Tax-Free             Delaware Tax-Free            Delaware Tax-Free
                                               Arizona Insured Fund             California Fund               Colorado Fund

                                            Six Months         Year        Six Months        Year        Six Months       Year
                                               Ended          Ended          Ended          Ended          Ended         Ended
                                              2/28/06        8/31/05        2/28/06        8/31/05        2/28/06       8/31/05
                                            (Unaudited)                   (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets from
   Operations:
   Net investment income                   $   3,136,845  $   5,859,541  $   1,708,466  $   2,275,968  $   6,165,437  $  12,978,314
   Net realized gain (loss) on
      investments                               (101,029)       264,284         43,753         43,276        200,231     (2,712,031)
   Net change in unrealized appreciation/
      depreciation of investments             (2,068,076)     2,239,992       (677,036)     2,245,832     (3,114,128)     5,986,463
                                           -------------  -------------  -------------  -------------  -------------  -------------
   Net increase in net assets resulting
      from operations                            967,740      8,363,817      1,075,183      4,565,076      3,251,540     16,252,746
                                           -------------  -------------  -------------  -------------  -------------  -------------

Dividends and Distributions to
   Shareholders from:
   Net investment income:
      Class A                                 (2,692,234)    (5,096,515)    (1,266,937)    (1,517,382)    (5,811,462)   (12,211,017)
      Class B                                   (302,180)      (510,403)      (272,955)      (520,743)      (174,449)      (421,258)
      Class C                                   (142,431)      (252,623)      (168,574)      (237,843)      (175,669)      (338,621)

   Net realized gain on investments:
      Class A                                         --       (248,176)            --             --             --             --
      Class B                                         --        (27,488)            --             --             --             --
      Class C                                         --        (13,869)            --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                              (3,136,845)    (6,149,074)    (1,708,466)    (2,275,968)    (6,161,580)   (12,970,896)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                  3,420,674      6,855,917     13,554,913     18,776,298      7,214,412     15,027,725
      Class B                                     30,021        441,653        381,042      1,177,507         16,299        899,393
      Class C                                    552,752      1,248,630      2,854,882      3,524,288      1,393,972      1,382,314

   Net assets from reorganization*:
      Class A                                         --     18,971,166             --     23,988,851             --             --
      Class B                                         --      6,819,275             --      6,171,643             --             --
      Class C                                         --      3,097,336             --      1,332,252             --             --

   Net asset value of shares issued upon
      reinvestment of dividends and
      distributions:
      Class A                                  1,427,886      2,678,398        597,632        631,234      3,725,382      7,395,797
      Class B                                    144,180        263,680        166,632        235,428        108,439        262,793
      Class C                                     95,839        181,297        111,722        134,429        121,141        234,982
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                               5,671,352     40,557,352     17,666,823     55,971,930     12,579,645     25,203,004
                                           -------------  -------------  -------------  -------------  -------------  -------------

   Cost of shares repurchased:
      Class A                                 (5,040,402)   (17,883,135)    (5,008,505)    (8,907,524)   (13,988,843)   (31,859,739)
      Class B                                 (1,103,947)    (2,146,762)    (2,221,965)    (4,436,217)    (1,057,481)    (3,327,004)
      Class C                                   (714,920)    (2,713,378)      (606,832)    (1,084,487)      (270,459)    (2,134,310)
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                              (6,859,269)   (22,743,275)    (7,837,302)   (14,428,228)   (15,316,783)   (37,321,053)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   derived from capital share
   transactions                               (1,187,917)    17,814,077      9,829,521     41,543,702     (2,737,138)   (12,118,049)
                                           -------------  -------------  -------------  -------------  -------------  -------------

Net Increase (Decrease) in Net Assets         (3,357,022)    20,028,820      9,196,238     43,832,810     (5,647,178)    (8,836,199)

Net Assets:
      Beginning of period                    162,470,492    142,441,672     88,754,404     44,921,594    289,688,552    298,524,751
                                           -------------  -------------  -------------  -------------  -------------  -------------
      End of period(1)                     $ 159,113,470  $ 162,470,492  $  97,950,642  $  88,754,404  $ 284,041,374  $ 289,688,552
                                           =============  =============  =============  =============  =============  =============

      (1)Including undistributed
          (distribution in excess of) net
          investment income                $     (20,294) $     (20,294) $       1,300  $       1,300  $          --  $          --
                                           =============  =============  =============  =============  =============  =============

*     See Note 6 in "Notes to Financial Statements."

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Arizona Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                                    Year Ended
                                                 2/28/06(1)       8/31/05        8/31/04        8/31/03     8/31/02(2)     8/31/01
                                                 (Unaudited)
Net asset value, beginning of period            $     11.560    $   11.410     $    11.160    $   11.530    $   11.500    $  11.040

Income (loss) from investment operations:
Net investment income                                  0.232         0.468           0.469         0.502         0.510        0.521
Net realized and unrealized gain (loss)
   on investments                                     (0.160)        0.174           0.308        (0.253)        0.100        0.460
                                                ------------    ----------     -----------    ----------    ----------    ---------
Total from investment operations                       0.072         0.642           0.777         0.249         0.610        0.981
                                                ------------    ----------     -----------    ----------    ----------    ---------

Less dividends and distributions from:
Net investment income                                 (0.232)       (0.468)         (0.469)       (0.502)       (0.510)      (0.521)
Net realized gain on investments                          --        (0.024)         (0.058)       (0.117)       (0.070)          --
                                                ------------    ----------     -----------    ----------    ----------    ---------
Total dividends and distributions                     (0.232)       (0.492)         (0.527)       (0.619)       (0.580)      (0.521)
                                                ------------    ----------     -----------    ----------    ----------    ---------

Net asset value, end of period                  $     11.400    $   11.560     $    11.410    $   11.160    $   11.530    $  11.500
                                                ============    ==========     ===========    ==========    ==========    =========

Total return(3)                                         0.64%         5.74%           7.09%         2.17%         5.54%        9.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $    132,880    $  134,874     $   122,436    $  129,683    $  141,424    $ 141,298
Ratio of expenses to average net assets                 0.77%         0.80%           0.90%         0.86%         0.90%        0.95%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                             0.91%         0.91%           0.90%         0.91%         0.90%        0.97%
Ratio of net investment income to average
   net assets                                           4.10%         4.07%           4.14%         4.37%         4.50%        4.65%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                         3.96%         3.96%           4.14%         4.32%         4.50%        4.63%
Portfolio turnover                                         7%            3%             19%           29%           46%          45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Tax-Free Arizona Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                               Year Ended
                                                      2/28/06(1)    8/31/05       8/31/04      8/31/03    8/31/02(2)     8/31/01
                                                      (Unaudited)
Net asset value, beginning of period                  $   11.570   $   11.420   $   11.170   $   11.540   $   11.500    $   11.040

Income (loss) from investment operations:
Net investment income                                      0.189        0.382        0.384        0.416        0.426         0.437
Net realized and unrealized gain (loss)
   on investments                                         (0.160)       0.174        0.308       (0.253)       0.110         0.460
                                                      ----------   ----------   ----------   ----------   ----------    ----------
Total from investment operations                           0.029        0.556        0.692        0.163        0.536         0.897
                                                      ----------   ----------   ----------   ----------   ----------    ----------

Less dividends and distributions from:
Net investment income                                     (0.189)      (0.382)      (0.384)      (0.416)      (0.426)       (0.437)
Net realized gain on investments                              --       (0.024)      (0.058)      (0.117)      (0.070)           --
                                                      ----------   ----------   ----------   ----------   ----------    ----------
Total dividends and distributions                         (0.189)      (0.406)      (0.442)      (0.533)      (0.496)       (0.437)
                                                      ----------   ----------   ----------   ----------   ----------    ----------

Net asset value, end of period                        $   11.410   $   11.570   $   11.420   $   11.170   $   11.540    $   11.500
                                                      ==========   ==========   ==========   ==========   ==========    ==========

Total return(3)                                             0.26%        4.95%        6.28%        1.41%        4.83%         8.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $   17,822   $   19,005   $   13,355   $   14,666   $   13,678    $    8,864
Ratio of expenses to average net assets                     1.52%        1.55%        1.65%        1.61%        1.65%         1.70%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                 1.66%        1.66%        1.65%        1.66%        1.65%         1.72%
Ratio of net investment income to average
   net assets                                               3.35%        3.32%        3.39%        3.62%        3.75%         3.90%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                             3.21%        3.21%        3.39%        3.57%        3.75%         3.88%
Portfolio turnover                                             7%           3%          19%          29%          46%           45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Arizona Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.580    $    11.430    $    11.180    $    11.550    $    11.520    $    11.040

Income (loss) from investment operations:
Net investment income                              0.189          0.382          0.384          0.415          0.426          0.438
Net realized and unrealized gain (loss)
   on investments                                 (0.150)         0.174          0.308         (0.253)         0.100          0.480
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.039          0.556          0.692          0.162          0.526          0.918
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.189)        (0.382)        (0.384)        (0.415)        (0.426)        (0.438)
Net realized gain on investments                      --         (0.024)        (0.058)        (0.117)        (0.070)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.189)        (0.406)        (0.442)        (0.532)        (0.496)        (0.438)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.430    $    11.580    $    11.430    $    11.180    $    11.550    $    11.520
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     0.35%          4.94%          6.27%          1.40%          4.73%          8.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $     8,411    $     8,591    $     6,651    $     8,544    $     8,115    $     3,230
Ratio of expenses to average net assets             1.52%          1.55%          1.65%          1.61%          1.65%          1.70%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         1.66%          1.66%          1.65%          1.66%          1.65%          1.72%
Ratio of net investment income to average
   net assets                                       3.35%          3.32%          3.39%          3.62%          3.75%          3.90%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.21%          3.21%          3.39%          3.57%          3.75%          3.88%
Portfolio turnover                                     7%             3%            19%            29%            46%            45%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free California Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.490    $    11.110    $    10.750    $    11.010    $    10.950    $    10.430

Income (loss) from investment operations:
Net investment income                              0.222          0.462          0.518          0.537          0.546          0.538
Net realized and unrealized gain (loss)
   on investments                                 (0.090)         0.380          0.360         (0.260)         0.060          0.520
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.132          0.842          0.878          0.277          0.606          1.058
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.222)        (0.462)        (0.518)        (0.537)        (0.546)        (0.538)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.222)        (0.462)        (0.518)        (0.537)        (0.546)        (0.538)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.400    $    11.490    $    11.110    $    10.750    $    11.010    $    10.950
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     1.18%          7.72%          8.34%          2.51%          5.77%         10.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $    69,466    $    60,744    $    24,797    $    22,169    $    23,462    $    24,925
Ratio of expenses to average net assets             0.88%          0.84%          0.50%          0.50%          0.50%          0.50%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                         0.99%          1.06%          0.96%          0.93%          0.97%          0.99%
Ratio of net investment income to average
   net assets                                       3.95%          4.03%          4.72%          4.84%          5.05%          5.07%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.84%          3.81%          4.26%          4.41%          4.58%          4.58%
Portfolio turnover                                     8%            11%            48%            56%            93%           130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free California Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                     Year Ended
                                              2/28/06(1)      8/31/05        8/31/04        8/31/03      8/31/02(2)       8/31/01
                                             (Unaudited)
Net asset value, beginning of period         $    11.530    $    11.160    $    10.790    $    11.050    $    10.990    $    10.460

Income (loss) from investment operations:
Net investment income                              0.180          0.377          0.436          0.453          0.465          0.459
Net realized and unrealized gain (loss) on
   investments                                    (0.090)         0.370          0.370         (0.260)         0.060          0.530
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                   0.090          0.747          0.806          0.193          0.525          0.989
                                             -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions from:
Net investment income                             (0.180)        (0.377)        (0.436)        (0.453)        (0.465)        (0.459)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions                 (0.180)        (0.377)        (0.436)        (0.453)        (0.465)        (0.459)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net asset value, end of period               $    11.440    $    11.530    $    11.160    $    10.790    $    11.050    $    10.990
                                             ===========    ===========    ===========    ===========    ===========    ===========

Total return(3)                                     0.80%          6.80%          7.60%          1.73%          4.95%          9.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $    16,431    $    18,254    $    14,530    $    16,165    $    15,105    $    14,792
Ratio of expenses to average net assets             1.63%          1.59%          1.25%          1.25%          1.25%          1.25%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                  1.74%          1.81%          1.71%          1.68%          1.72%          1.74%
Ratio of net investment income to average
   net assets                                       3.20%          3.28%          3.97%          4.09%          4.30%          4.32%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                     3.09%          3.06%          3.51%          3.66%          3.83%          3.83%
Portfolio turnover                                     8%            11%            48%            56%            93%           130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free California Fund Class C
-------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.500    $ 11.130   $ 10.760   $ 11.020     $ 10.970    $ 10.440

Income (loss) from investment operations:
Net investment income                                         0.180       0.377      0.436      0.454        0.465       0.459
Net realized and unrealized gain (loss) on investments       (0.090)      0.370      0.370     (0.260)       0.050       0.530
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.090       0.747      0.806      0.194        0.515       0.989
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.180)     (0.377)    (0.436)    (0.454)      (0.465)     (0.459)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.180)     (0.377)    (0.436)    (0.454)      (0.465)     (0.459)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.410    $ 11.500   $ 11.130   $ 10.760     $ 11.020    $ 10.970
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.80%       6.81%      7.62%      1.74%        4.86%       9.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 12,054    $  9,756   $  5,595     $7,013     $  7,357    $  6,227
Ratio of expenses to average net assets                        1.63%       1.59%      1.25%      1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.74%       1.81%      1.71%      1.68%        1.72%       1.74%
Ratio of net investment income to average net assets           3.20%       3.28%      3.97%      4.09%        4.30%       4.32%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
      indirectly                                               3.09%       3.06%      3.51%      3.66%        3.83%       3.83%
Portfolio turnover                                                8%         11%        48%        56%          93%        130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class A
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.200    $ 11.070   $ 10.830   $ 11.080     $ 11.120    $ 10.630

Income (loss) from investment operations:
Net investment income                                         0.242       0.495      0.510      0.527        0.532       0.549
Net realized and unrealized gain (loss) on investments       (0.120)      0.130      0.240     (0.250)      (0.040)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.122       0.625      0.750      0.277        0.492       1.039
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.242)     (0.495)    (0.510)    (0.527)      (0.532)     (0.549)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.242)     (0.495)    (0.510)    (0.527)      (0.532)     (0.549)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.080    $ 11.200   $ 11.070   $ 10.830     $ 11.080    $ 11.120
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                1.12%       5.78%      7.04%      2.52%        4.60%      10.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $ 264,379    $270,149   $276,534   $299,528     $314,695    $318,550
Ratio of expenses to average net assets                        0.93%       0.94%      0.95%      0.99%        0.95%       1.00%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             0.94%       0.94%      0.95%      0.99%        0.95%       1.00%
Ratio of net investment income to average net assets           4.42%       4.46%      4.63%      4.76%        4.86%       5.09%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  4.41%       4.46%      4.63%      4.76%        4.86%       5.09%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class B
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.200    $ 11.080   $ 10.830   $ 11.090     $ 11.120    $ 10.630

Income (loss) from investment operations:
Net investment income                                         0.201       0.412      0.427      0.444        0.450       0.468
Net realized and unrealized gain (loss) on investments       (0.110)      0.120      0.250     (0.260)      (0.030)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.091       0.532      0.677      0.184        0.420       0.958
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.201)     (0.412)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.201)     (0.412)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.090    $ 11.200   $ 11.080   $ 10.830     $ 11.090    $ 11.120
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.83%       4.89%      6.34%      1.66%        3.92%       9.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $   9,333    $ 10,370   $ 12,411   $ 13,108     $ 14,843    $ 14,330
Ratio of expenses to average net assets                        1.68%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.69%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of net investment income to average net assets           3.67%       3.71%      3.88%      4.01%        4.11%       4.34%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.66%       3.71%      3.88%      4.01%        4.11%       4.34%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class C
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                            Ended                           Year Ended
                                                          2/28/06(1)    8/31/05    8/31/04    8/31/03    8/31/02(2)    8/31/01
                                                         (Unaudited)
Net asset value, beginning of period                      $  11.220    $ 11.090   $ 10.850   $ 11.100     $ 11.130    $ 10.640

Income (loss) from investment operations:
Net investment income                                         0.201       0.413      0.427      0.444        0.450       0.468
Net realized and unrealized gain (loss) on investments       (0.110)      0.130      0.240     (0.250)      (0.030)      0.490
                                                         ----------    --------   --------   --------    ---------    --------
Total from investment operations                              0.091       0.543      0.667      0.194        0.420       0.958
                                                         ----------    --------   --------   --------    ---------    --------

Less dividends and distributions from:
Net investment income                                        (0.201)     (0.413)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------
Total dividends and distributions                            (0.201)     (0.413)    (0.427)    (0.444)      (0.450)     (0.468)
                                                         ----------    --------   --------   --------    ---------    --------

Net asset value, end of period                            $  11.110    $ 11.220   $ 11.090   $ 10.850     $ 11.100    $ 11.130
                                                         ==========    ========   ========   ========    =========    ========

Total return(3)                                                0.83%       4.99%      6.23%      1.74%        3.91%       9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $  10,329    $  9,170   $  9,579   $  8,606     $  8,074    $  5,617
Ratio of expenses to average net assets                        1.68%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly             1.69%       1.69%      1.70%      1.74%        1.70%       1.75%
Ratio of net investment income to average net assets           3.67%       3.71%      3.88%      4.01%        4.11%       4.34%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                  3.66%       3.71%      3.88%      4.01%        4.11%       4.34%
Portfolio turnover                                                8%          8%        13%        30%          36%         64%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return for the years ended August 31, 2005 and 2001 reflect waivers and payment of fees by the manager of less than 0.01%. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
Notes                                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1.    Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees and on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
On the first $500 million                               0.500%               0.550%            0.550%
On the next $500 million                                0.475%               0.500%            0.500%
On the next $1.5 billion                                0.450%               0.450%            0.450%
In excess of $2.5 billion                               0.425%               0.425%            0.425%

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Operating expense limitation as a percentage of
   average daily net assets (per annum)                  0.53%               0.63%              0.68%
Expiration Date                                        12/29/05            12/29/05           12/29/05
Effective December 30, 2005, operating expense
   limitation as a percentage of average
   daily net assets (per annum)                          0.50%               0.63%              0.68%
Expiration Date                                        12/31/06            12/31/06           12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets, of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2006, each Fund had liabilities payable to affiliates as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Investment management fees payable to DMC              $ 40,979            $ 30,260           $115,160
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
   payable to DSC                                        25,433              14,404             46,537
Distribution fees payable to DDLP                        33,834              32,361             57,992
Other expenses payable
   to DMC and affiliates*                                 9,315               3,997             10,792

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund were charged $5,887, $3,421, and $10,518, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

            Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
           Arizona Insured Fund   California Fund     Colorado Fund
           --------------------  -----------------  -----------------
                 $  9,670                  --           $ 16,132

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Class A                                                $     --            $    115           $     --
Class B                                                   7,312               9,719              3,112
Class C                                                     238                 288                102

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

3.    Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware Tax-Free   Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Purchases                                            $  5,528,545         $11,613,595        $ 10,552,215
Sales                                                   6,926,122           3,535,395          15,020,123

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Cost of investments                                  $149,094,216         $93,044,160        $263,396,739
                                                     ============         ===========        ============
Aggregate unrealized appreciation                    $  8,492,598         $ 4,556,041        $ 17,251,688
Aggregate unrealized depreciation                         (40,355)            (57,928)           (173,400)
                                                     ------------         -----------        ------------

Net unrealized appreciation                          $  8,452,243         $ 4,498,113        $ 17,078,288
                                                     ============         ===========        ============

4.    Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Six Months Ended 2/28/06*
Tax-exempt income                                    $  3,136,845         $ 1,708,466        $  6,161,580

Year Ended 8/31/05
Tax-exempt income                                    $  5,887,149         $ 2,275,968        $ 12,970,896
Long-term capital gain                                    261,925                  --                  --
                                                     ------------         -----------        ------------
Total                                                $  6,149,074         $ 2,275,968        $ 12,970,896
                                                     ============         ===========        ============

* Tax information for the period ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                                   Delaware Tax-Free   Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
Shares of beneficial interest                        $153,572,016         $94,214,351        $276,096,365
Undistributed tax-exempt income                                --               1,300                  --
Other temporary differences                               (20,294)                 --                  --
Six month period realized gains (losses)                 (101,029)             43,809          (2,450,516)
Capital loss carryforwards                             (2,789,466)*          (806,875)         (6,682,763)
Post-October losses                                            --                 (56)                 --
Unrealized appreciation of investments                  8,452,243           4,498,113          17,078,288
                                                     ------------         -----------        ------------

Net assets                                           $159,113,470         $97,950,642        $284,041,374
                                                     ============         ===========        ============

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund reorganization with Delaware Tax-Free Arizona Fund (see Note 6).

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4.    Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                      Delaware Tax-Free
                                                        Colorado Fund
                                                     --------------------
    Undistributed net investment income                  $     (3,857)
    Accumulated net realized gain (loss)                        3,857

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

                                                  Delaware Tax-Free    Delaware Tax-Free  Delaware Tax-Free
                                                 Arizona Insured Fund   California Fund     Colorado Fund
                                                 --------------------  -----------------  -----------------
2008                                                 $  1,029,322         $        --        $         --
2009                                                           --             800,836           2,054,025
2011                                                       78,759               6,039                  --
2012                                                    1,681,385                  --           4,571,043
2013                                                           --                  --              57,695
                                                     ------------         -----------        ------------
Total                                                $  2,789,466         $   806,875        $  6,682,763
                                                     ============         ===========        ============

For the six months ended February 28, 2006, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

            Delaware Tax-Free    Delaware Tax-Free   Delaware Tax-Free
           Arizona Insured Fund   California Fund     Colorado Fund
           --------------------  -----------------  -----------------
               $   (101,029)        $    43,809        $ (2,450,516)

5.    Capital Shares

Transactions in capital shares were as follows:

                                                      Delaware Tax-Free      Delaware Tax-Free       Delaware Tax-Free
                                                    Arizona Insured Fund      California Fund          Colorado Fund
                                                    ---------------------  ----------------------  ----------------------
                                                    Six Months      Year    Six Months     Year     Six Months    Year
                                                      Ended        Ended      Ended       Ended       Ended       Ended
                                                     2/28/06      8/31/05    2/28/06     8/31/05     2/28/06     8/31/05
Shares sold:
   Class A                                             300,079     596,855   1,196,673   1,654,876     652,833   1,352,576
   Class B                                               2,616      38,240      33,393     103,646       1,477      80,929
   Class C                                              48,608     108,394     251,422     310,646     126,118     124,689

Shares issued in connection with reorganization*:
   Class A                                                  --   1,668,528          --   2,134,239          --          --
   Class B                                                  --     599,233          --     547,132          --          --
   Class C                                                  --     271,696          --     118,422          --          --

Shares issued upon reinvestment of
  dividends and distributions:
   Class A                                             125,288     233,045      52,687      55,362     336,574     665,732
   Class B                                              12,645      23,191      14,634      20,826       9,789      23,640
   Class C                                               8,393      15,658       9,838      11,984      10,922      21,109
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                       497,629   3,554,840   1,558,647   4,957,133   1,137,713   2,268,675
                                                    ----------  ----------  ----------  ----------  ----------  ----------

Shares repurchased:
   Class A                                            (442,853) (1,559,821)   (442,501)   (789,011) (1,265,677) (2,870,841)
   Class B                                             (96,728)   (187,131)   (194,943)   (391,206)    (95,351)   (299,511)
   Class C                                             (62,777)   (235,801)    (53,315)    (95,803)    (24,410)   (192,223)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
                                                      (602,358) (1,982,753)   (690,759) (1,276,020) (1,385,438) (3,362,575)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease)                               (104,729)  1,572,087     867,888   3,681,113    (247,725) (1,093,900)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

*    See note 6

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5.    Capital Shares (continued)

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                         Six Months Ended                 Year Ended
                                            2/28/06                         8/31/05
                                   ----------------------------  -----------------------------
                                   Class B  Class A              Class B  Class A
                                   shares   shares     Value     shares   shares      Value
                                   -------  -------  ----------  -------  --------  ----------
Delaware Tax-Free Arizona
   Insured Fund                     48,039   48,082  $  548,352   40,161    40,197  $  460,050
Delaware Tax-Free California Fund   87,893   88,280   1,002,344   99,446    99,804   1,132,607
Delaware Tax-Free Colorado Fund     42,477   42,494     470,301  179,542   179,584   1,993,160

6.    Fund Reorganization

Effective April 11, 2005, Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund, respectively, each an open-end investment company, pursuant to Plans and Agreements of Reorganization (the "Reorganizations"). The shareholders of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund received shares of the respective class of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund, respectively, equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the respective classes of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund.

The Reorganizations were treated as non-taxable events and, accordingly, each of Delaware Tax-Free Arizona Insured Fund's and Delaware Tax-Free California Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund as of the close of business on April 8, 2005, were as follows:

                                                         Net Unrealized   Accumulated Net
                                             Net Assets   Appreciation   Realized Gain/Loss
                                            -----------  --------------  ------------------
Delaware Tax-Free Arizona Fund              $28,887,777  $    1,078,069  $       (3,053,750)*
Delaware Tax-Free California Insured Fund    31,492,746       1,782,779                  --

*     Includes prior year capital loss carryforwards

The net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund prior to the Reorganizations were $134,516,468 and $46,891,287, respectively. The combined net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund after the Reorganization were $163,404,245 and $78,384,033, respectively.

7.    Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the period.

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

8.    Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Each Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds' Liquidity Procedures.

9.    Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
--------------------------------------------------------------------------------
   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing  Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial
Institutions Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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[DELAWARE INVESTMENTS(R) LOGO]

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Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

--------------------------------------------------------------------------------

(330)                                                         Printed in the USA
SA-WEST [2/06] CGI 4/06                                     SEMI-WESTERN PO10912

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II


         Jude T. Driscoll
         -----------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
         -----------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006


         Michael P. Bishof
         -----------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 8, 2006